Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets:

Cash and cash equivalents and restricted cash – The fair value of the Company’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.
Long-term debt – The fair value of the Company’s long-term debt is estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Long-term obligations related to finance leases – The fair value of the Company's long-term obligations related to finance leases is estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments – The fair value of the Company’s interest rate swap agreements in effect during 2022 and 2023 is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, and if the swap is not collateralized, the current credit worthiness of either the Company or the swap counterparties. The estimated amount is the present value of future cash flows. The inputs used to determine the future cash flows include the fixed interest rate of the swaps and market interest rates. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.Observable inputs such as quoted prices in active markets;
Level 2.Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value on a recurring basis.

		December 31, 2023		December 31, 2022
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 18c)	Level 1	365,942	365,942	187,361	187,361
Derivative instruments (note 9)
Interest rate swap agreement	Level 2	—	—	3,709	3,709

Other:
Advances to equity-accounted joint venture (note 4)	Level 2	2,880	Note (1)	6,780	Note (1)
Obligations related to finance leases, including current portion (note 8)	Level 2	(139,599)	(143,968)	(532,760)	(533,977)
(1)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. As at December 31, 2023 and 2022, the fair values of the individual components of such aggregate interests were not determinable.

The Company is exposed to credit loss in the event of non-performance by the financial institutions where its cash and cash equivalents are held. In order to minimize credit risk, the Company only places deposits with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent practical, cash deposits are held by and entered into with, as applicable, different counterparties to reduce concentration risk.